Administrative Expense - Schedule of Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distribution and Selling Expenses [Abstract]
Labor	$ 302,365	$ 146,138	$ 53,550,086
Audit fee	253,915	298,516	247,782
Professional and other service fee	277,488	480,646	969,072
Depreciation and amortization charges	288,128	286,334	299,547
Decoration		3,686	133,502
Rental	13,899	81,304	4,661
Travelling and entertainment	124,689	74,861	89,272
Others	569,730	705,391	749,819
Total	$ 1,830,214	$ 2,076,876	$ 56,043,741